UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 43.8%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.4%

Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$293,841

Delta Air Lines, Inc., 7.375%, 1/15/26	1,887	1,827,512

		$2,121,353

Automotive — 2.4%

Ford Motor Credit Co., LLC, 1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	$1,566	$1,486,320

Ford Motor Credit Co., LLC, 2.183%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	705	676,691

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	2,203	2,119,727

Ford Motor Credit Co., LLC, 4.14%, 2/15/23	300	295,035

General Motors Co., 4.20%, 10/1/27	2,383	2,429,207

General Motors Co., 5.40%, 4/1/48	1,563	1,546,974

General Motors Financial Co., Inc., 2.90%, 2/26/25	3,000	2,991,266

General Motors Financial Co., Inc., 3.50%, 11/7/24	453	459,589

Magna International, Inc., 2.45%, 6/15/30	1,080	1,106,758

		$13,111,567

Banks — 17.6%

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$1,337	$1,207,478

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(3)	2,150	2,195,049

Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,228,035

Bank of America Corp., 1.423%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,207	2,201,473

Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,477,575

Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,507,195

Bank of America Corp., 3.30%, 1/11/23	1,237	1,317,738

Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,029,010

Bank of America Corp., 3.55% to 3/5/23, 3/5/24(3)	2,400	2,565,491

Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	5,030	5,654,088

Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	939,647

Bank of Nova Scotia (The), 1.625%, 5/1/23	1,849	1,893,440

BankUnited, Inc., 5.125%, 6/11/30	1,800	1,839,561

Barclays PLC, 2.852% to 5/7/25, 5/7/26(3)	2,585	2,694,106

Barclays PLC, 4.836%, 5/9/28	1,610	1,767,978

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	939,912

Capital One Financial Corp., 1.48%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,259,776

Capital One Financial Corp., 2.60%, 5/11/23	540	564,277

Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,475,349

Capital One Financial Corp., 3.75%, 4/24/24	700	759,408

Citigroup, Inc., 2.976% to 11/5/29, 11/5/30(3)	1,748	1,861,323

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Citigroup, Inc., 3.106% to 4/8/25, 4/8/26(3)	$1,447	$1,554,170

Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,302	1,346,865

Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,879,505

Citigroup, Inc., 3.70%, 1/12/26	1,000	1,118,505

Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	1,025,052

Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	1,855	2,117,344

Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,567,249

Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,095,770

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(3)	982	1,046,721

Deutsche Bank AG, 1.846%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,437,448

Discover Bank, 2.70%, 2/6/30	783	790,631

Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,193	1,205,306

Discover Financial Services, 3.95%, 11/6/24	490	536,556

Discover Financial Services, 6.125% to 6/23/25(3)(4)	2,021	2,077,992

Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,984,824

Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,082,640

Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,704,596

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	951	1,026,240

JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,096,209

JPMorgan Chase & Co., 2.739% to 10/15/29, 10/15/30(3)	2,156	2,314,514

JPMorgan Chase & Co., 2.956% to 5/13/30, 5/13/31(3)	634	675,630

JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,133,696

JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,627,127

JPMorgan Chase & Co., 5.625%, 8/16/43	628	915,669

Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(3)	1,661	1,716,673

Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	970	1,018,351

Morgan Stanley, 0.766%, (SOFR + 0.70%), 1/20/23(2)	4,534	4,523,712

Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	1,020	1,161,819

Morgan Stanley, 4.00%, 7/23/25	1,920	2,178,387

Morgan Stanley, 4.875%, 11/1/22	1,132	1,232,001

PPTT, 2006-A GS, Class A, 5.899%(1)(4)(5)	259	244,021

Regions Financial Corp., 2.75%, 8/14/22	640	666,844

Santander Holdings USA, Inc., 3.45%, 6/2/25	1,788	1,865,677

Santander Holdings USA, Inc., 4.50%, 7/17/25	712	770,773

Standard Chartered PLC, 6.00% to 7/26/25(1)(3)(4)	955	957,388

Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(3)	2,450	2,481,646

Synovus Financial Corp., 3.125%, 11/1/22	622	631,159

Truist Financial Corp., 5.10% to 3/1/30(3)(4)	1,767	1,829,022

		$96,015,641

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Beverages — 0.1%

Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	$718	$743,036

		$743,036

Building Materials — 1.0%

Cemex SAB de CV, 7.375%, 6/5/27(1)	$575	$585,638

Owens Corning, 3.95%, 8/15/29	4,062	4,431,726

Vulcan Materials Co., 4.50%, 6/15/47	479	536,194

		$5,553,558

Chemicals — 0.6%

Alpek SAB de CV, 4.25%, 9/18/29(1)	$920	$909,935

Huntsman International, LLC, 4.50%, 5/1/29	1,627	1,714,164

Yara International ASA, 3.148%, 6/4/30(1)	843	878,208

		$3,502,307

Commercial Services — 0.4%

Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$1,756,380

Ford Foundation (The), 2.415%, 6/1/50	650	665,131

		$2,421,511

Computers — 0.8%

DXC Technology Co., 4.00%, 4/15/23	$1,157	$1,215,095

DXC Technology Co., 4.125%, 4/15/25	937	998,708

DXC Technology Co., 4.25%, 4/15/24	229	246,534

DXC Technology Co., 4.75%, 4/15/27	1,127	1,236,534

Seagate HDD Cayman, 4.091%, 6/1/29(1)	463	485,117

		$4,181,988

Diversified Financial Services — 4.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23(6)	$1,246	$1,247,066

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	742	778,163

Affiliated Managers Group, Inc., 3.30%, 6/15/30	2,264	2,310,880

AG Issuer, LLC, 6.25%, 3/1/28(1)	1,040	969,800

Air Lease Corp., 3.375%, 6/1/21	700	702,909

Ameriprise Financial, Inc., 3.00%, 4/2/25	743	807,869

Arch Capital Group, Ltd., 3.635%, 6/30/50	856	899,836

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,000	2,946,600

BlackRock, Inc., 1.90%, 1/28/31	1,800	1,843,282

Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	2,135,194

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	$2,336	$2,538,127

KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)	1,589	1,826,560

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	468,149

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	1,157	1,223,818

Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,493,995

UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(3)	611	617,004

		$22,809,252

Electric Utilities — 0.6%

Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	$771	$879,200

Entergy Corp., 4.00%, 7/15/22	1,046	1,110,643

ITC Holdings Corp., 4.05%, 7/1/23	680	728,415

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	423	424,102

		$3,142,360

Electrical and Electronic Equipment — 1.0%

Jabil, Inc., 3.60%, 1/15/30	$2,207	$2,315,209

Jabil, Inc., 3.95%, 1/12/28	2,136	2,298,316

Jabil, Inc., 4.70%, 9/15/22	959	1,019,394

		$5,632,919

Energy — 0.3%

Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$1,422	$1,464,562

		$1,464,562

Foods — 0.5%

Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$1,304	$1,289,994

Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,471,442

		$2,761,436

Health Care — 0.3%

Centene Corp., 3.375%, 2/15/30	$784	$792,840

Centene Corp., 4.25%, 12/15/27	798	825,311

		$1,618,151

Healthcare Products — 0.1%

DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	$554	$581,630

		$581,630

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insurance — 0.5%

Aflac, Inc., 3.60%, 4/1/30	$1,320	$1,542,814

Marsh & McLennan Cos., Inc., 1.506%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	753	753,386

Principal Financial Group, Inc., 4.30%, 11/15/46	534	652,658

		$2,948,858

Machinery — 0.9%

nVent Finance S.a.r.l., 4.55%, 4/15/28	$2,700	$2,892,382

Valmont Industries, Inc., 5.25%, 10/1/54	1,248	1,306,920

Westinghouse Air Brake Technologies Corp., 1.613%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	431	431,000

		$4,630,302

Media — 1.6%

Charter Communications Operating, LLC/Charter Communications Operating Capital, 2.80%, 4/1/31	$1,269	$1,289,288

Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,895	3,294,757

Comcast Corp., 4.70%, 10/15/48	613	824,098

Discovery Communications, LLC, 3.625%, 5/15/30	546	598,387

Discovery Communications, LLC, 5.20%, 9/20/47	2,560	2,981,827

		$8,988,357

Oil and Gas — 1.5%

National Oilwell Varco, Inc., 3.60%, 12/1/29	$3,850	$3,781,392

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	2,381	2,078,887

Noble Energy, Inc., 3.90%, 11/15/24	937	944,995

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,383,683

		$8,188,957

Other Revenue — 0.6%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$3,238,219

		$3,238,219

Pharmaceuticals — 1.5%

CVS Health Corp., 3.00%, 8/15/26	$2,836	$3,105,043

CVS Health Corp., 4.10%, 3/25/25	998	1,128,872

CVS Health Corp., 4.30%, 3/25/28	3,219	3,765,757

		$7,999,672

Pipelines — 0.6%

Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$491,330

Security	Principal Amount (000’s omitted)	Value

Pipelines (continued)

Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	$1,851	$1,803,188

Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	839,718

		$3,134,236

Real Estate Investment Trusts (REITs) — 1.0%

Digital Realty Trust, L.P., 3.70%, 8/15/27	$1,272	$1,451,744

Iron Mountain, Inc., 5.00%, 7/15/28(1)	339	332,008

Newmark Group, Inc., 6.125%, 11/15/23	2,890	2,898,816

SITE Centers Corp., 3.625%, 2/1/25	874	881,722

		$5,564,290

Retail-Specialty and Apparel — 1.6%

Home Depot, Inc. (The), 2.70%, 4/15/30	$882	$970,337

Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	2,253	1,796,767

Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	1,000	887,800

Nordstrom, Inc., 4.375%, 4/1/30	1,398	1,098,655

Nordstrom, Inc., 5.00%, 1/15/44	1,835	1,300,946

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	75	75,648

Tapestry, Inc., 4.125%, 7/15/27	2,461	2,319,292

		$8,449,445

Technology — 0.1%

Western Digital Corp., 4.75%, 2/15/26	$690	$715,213

		$715,213

Telecommunications — 2.3%

AT&T, Inc., 2.30%, 6/1/27	$1	$1,034

AT&T, Inc., 3.65%, 6/1/51	2,875	3,013,129

AT&T, Inc., 4.30%, 2/15/30	3,197	3,738,025

AT&T, Inc., 4.50%, 3/9/48	2,250	2,644,640

AT&T, Inc., 5.35%, 12/15/43	1,000	1,264,859

T-Mobile USA, Inc., 2.55%, 2/15/31(1)	1,826	1,836,993

		$12,498,680

Transportation — 0.5%

FedEx Corp., 4.55%, 4/1/46	$500	$540,416

SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	914	919,031

SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,229,414

		$2,688,861

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.8%

American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,572,189

Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,113,202

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,405,847

		$4,091,238

Total Corporate Bonds & Notes (identified cost $230,465,629)		$238,797,599

Agency Mortgage-Backed Securities — 9.2%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

30-Year, 2.50%, TBA(7)	$5,400	$5,628,234

Pool #A93547, 4.50%, 8/1/40	639	711,268

Pool #C03490, 4.50%, 8/1/40	428	476,410

Pool #C09031, 2.50%, 2/1/43	1,453	1,542,026

Pool #G07589, 5.50%, 6/1/41	2,082	2,442,820

Pool #G08596, 4.50%, 7/1/44	594	649,658

Pool #G08670, 3.00%, 10/1/45	1,091	1,154,325

Pool #G08701, 3.00%, 4/1/46	1,616	1,706,491

Pool #G60608, 4.00%, 5/1/46	2,484	2,688,541

Pool #G60761, 3.00%, 10/1/43	1,685	1,805,566

Pool #Q17453, 3.50%, 4/1/43	1,399	1,519,232

Pool #Q34310, 3.50%, 6/1/45	1,453	1,559,807

Pool #Q40264, 3.50%, 5/1/46	1,171	1,244,251

Pool #Q45051, 3.00%, 12/1/46	2,830	3,033,837

Pool #Q46889, 3.50%, 3/1/47	2,103	2,268,234

Pool #Q47999, 4.00%, 5/1/47	2,631	2,863,107

		$31,293,807

Federal National Mortgage Association:

Pool #AB3678, 3.50%, 10/1/41	$2,859	$3,149,911

Pool #AL7524, 5.00%, 7/1/41	649	741,166

Pool #AS3892, 4.00%, 11/1/44	849	924,875

Pool #AS5332, 4.00%, 7/1/45	884	961,236

Pool #AS6014, 4.00%, 10/1/45	596	647,922

Pool #BA0891, 3.50%, 1/1/46	1,960	2,087,923

Pool #BA3938, 3.50%, 1/1/46	1,242	1,323,280

Pool #BD1183, 3.50%, 12/1/46	877	929,858

Pool #BE2316, 3.50%, 1/1/47	2,393	2,537,112

Pool #BM1144, 2.50%, 3/1/47	1,628	1,707,580

Pool #MA1789, 4.50%, 2/1/44	595	650,984

Pool #MA2653, 4.00%, 6/1/46	1,366	1,473,042

		$17,134,889

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,429	$1,568,180

		$1,568,180

Total Agency Mortgage-Backed Securities (identified cost $48,317,913)		$49,996,876

Collateralized Mortgage Obligations — 8.1%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.

Series 4030, Class PA, 3.50%, 6/15/40	$758	$768,237

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	1,889	1,909,704

Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,329	1,326,767

Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	2,974	2,919,799

Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	1,309	1,285,342

Series 2019-HQA2, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	571	562,475

Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	249	241,513

Series 2020-DNA1, Class M1, 0.885%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	482	483,373

Series 2020-DNA2, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	1,730	1,722,663

Series 2020-HQA1, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	206	206,958

		$11,426,831

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$162	$182,659

Series 2011-135, Class PK, 4.50%, 5/25/40	625	648,369

Series 2013-6, Class HD, 1.50%, 12/25/42	182	180,975

Series 2014-70, Class KP, 3.50%, 3/25/44	917	990,969

Series 2018-M4, Class A2, 3.147%, 3/25/28(8)	1,721	1,950,977

Series 2019-M1, Class A2, 3.673%, 9/25/28(8)	4,835	5,691,850

Series 2019-M9, Class A2, 2.937%, 4/25/29	1,290	1,430,367

Series 2019-M22, Class A2, 2.522%, 8/25/29	5,900	6,473,113

Series 2020-M1, Class A2, 2.444%, 10/25/29	4,530	4,911,815

		$22,461,094

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 5.435%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$1,739	$1,576,482

Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,719	1,543,099

Series 2014-C02, Class 2M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	703	659,419

Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	914	827,767

Series 2014-C03, Class 2M2, 3.085%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,384	1,307,464

Series 2017-C06, Class 1M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,086	1,084,858

Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	798	792,127

Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	679	675,197

Series 2019-R06, Class 2M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	296	296,894

Series 2020-R01, Class 1M1, 0.985%, (1 mo. USD LIBOR + 0.80%), 1/25/40(1)(2)	1,515	1,512,160

		$10,275,467

Total Collateralized Mortgage Obligations (identified cost $43,573,890)		$44,163,392

Commercial Mortgage-Backed Securities — 8.4%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(8)	$3,325	$2,222,931

Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(8)	1,635	1,006,908

BX Commercial Mortgage Trust

Series 2019-XL, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,172	3,161,412

Series 2019-XL, Class B, 1.265%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,261	1,242,712

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class C, 4.578%, 12/10/54(8)	1,250	1,128,264

Series 2016-C7, Class D, 4.578%, 12/10/54(1)(8)	2,000	1,476,866

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 2.685%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	2,829,489

COMM Mortgage Trust

Series 2014-CR21, Class C, 4.426%, 12/10/47(8)	500	487,395

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.504%, 12/15/49(8)	1,775	1,602,835

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust

Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	$1,260	$1,163,787

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.706%, 9/15/47(1)(8)	990	536,776

Series 2014-C25, Class D, 4.094%, 11/15/47(1)(8)	1,960	938,434

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.605%, 8/15/46(1)(8)	2,000	1,621,811

Series 2012-CIBX, Class AS, 4.271%, 6/15/45	3,325	3,440,147

Series 2013-C13, Class D, 4.214%, 1/15/46(1)(8)	2,000	1,951,534

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C29, Class C, 4.905%, 5/15/49(8)	993	918,382

Morgan Stanley Capital I Trust

Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	1,745	1,153,698

Series 2019-BPR, Class A, 1.585%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	3,040	2,710,009

Motel 6 Trust

Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	2,391	2,280,879

Series 2017-MTL6, Class D, 2.335%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	494	466,287

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 2.385%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,446,653

Provident Funding Mortgage Trust

Series 2020-1, Class A3, 3.00%, 2/25/50(1)(8)	665	678,912

RETL Trust

Series 2019-RVP, Class A, 1.335%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	541	516,614

Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	2,550	2,315,190

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(9)	1,330	1,335,992

Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(9)	730	722,218

VMC Finance, LLC

Series 2018-FL2, Class A, 1.114%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	2,535	2,418,871

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.687%, 9/15/58(8)	900	850,773

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	335,199

Total Commercial Mortgage-Backed Securities (identified cost $51,478,387)		$45,960,978

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 15.0%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P.

Series 2018-1, Class A, 4.81%, 11/15/48(1)	$728	$743,039

Canyon Capital CLO, Ltd.

Series 2016-1A, Class BR, 2.919%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	962,225

Series 2016-1A, Class DR, 4.019%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	902,627

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class A2, 2.541%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	934,643

Series 2014-3RA, Class C, 3.941%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	858,297

CarMax Auto Owner Trust

Series 2017-2, Class A3, 1.93%, 3/15/22	307	308,489

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.33%, 8/15/24(1)	893	905,452

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/22	316	317,766

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,852	2,735,624

Conn’s Receivables Funding, LLC

Series 2018-A, Class A, 3.25%, 1/15/23(1)	35	34,505

Series 2019-A, Class A, 3.40%, 10/16/23(1)	176	174,458

Series 2019-B, Class A, 2.66%, 6/17/24(1)	1,722	1,698,837

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(1)	7	6,884

DB Master Finance, LLC

Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	332	352,102

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(1)	407	410,302

Series 2018-1, Class C, 3.22%, 3/15/23	129	129,417

Driven Brands Funding, LLC

Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	760	807,103

Dryden Senior Loan Fund

Series 2018-55A, Class D, 4.069%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	883,682

Exeter Automobile Receivables Trust

Series 2019-3A, Class A, 2.59%, 9/15/22(1)	645	647,334

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	970	785,930

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1,028	1,036,490

FREED ABS Trust

Series 2019-2, Class A, 2.62%, 11/18/26(1)	2,917	2,917,621

Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	1,954	1,950,919

Security	Principal Amount (000’s omitted)	Value

Hardee’s Funding, LLC

Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	$963	$979,738

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(1)	205	204,455

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,171	2,892,637

Horizon Aircraft Finance III, Ltd.

Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,562	1,366,261

InSite Issuer, LLC

Series 2016-1A, Class A, 2.883%, 11/15/46(1)	655	666,374

Jack in the Box Funding, LLC

Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,577	1,627,100

Jersey Mike’s Funding

Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,039	1,023,914

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/27(1)	1,079	1,084,137

Lunar Aircraft, Ltd.

Series 2020-1A, Class B, 4.335%, 2/15/45(1)	686	407,728

MelTel Land Funding, LLC

Series 2019-1A, Class B, 4.701%, 4/15/49(1)	960	963,087

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A2, 3.01%, 2/16/21	93	93,278

OneMain Financial Issuance Trust

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,074	1,077,079

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,044	2,062,922

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,035	895,879

Prestige Auto Receivables Trust

Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	583	585,950

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)	3,106	3,111,645

SERVPRO Master Issuer, LLC

Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,491	4,544,824

Skopos Auto Receivables Trust

Series 2019-1A, Class A, 2.90%, 12/15/22(1)	1,723	1,723,033

Small Business Lending Trust

Series 2019-A, Class A, 2.85%, 7/15/26(1)	755	733,267

Series 2020-A, Class A, 2.62%, 12/15/26(1)	1,008	973,142

Sonic Capital, LLC

Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	2,559	2,697,743

SpringCastle Funding Asset-Backed Notes

Series 2019-AA, Class A, 3.20%, 5/27/36(1)	2,071	2,097,121

Stack Infrastructure Issuer, LLC

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,796	9,242,656

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	738,074

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	111	111,160

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/21(1)	$807	$819,045

Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,071,098

Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,776,155

Towd Point Asset Trust

Series 2018-SL1, Class A, 0.768%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,197	4,098,179

Upgrade Receivables Trust

Series 2019-1A, Class B, 4.09%, 3/15/25(1)	2,000	1,971,938

Series 2019-2A, Class A, 2.77%, 10/15/25(1)	1,791	1,791,977

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	940,017

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,351	1,391,619

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,993	2,030,870

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)	36	36,505

Voya CLO, Ltd.

Series 2018-2A, Class B1, 2.769%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	953,638

Willis Engine Structured Trust

Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,043	579,532

Series 2020-A, Class C, 6.657%, 3/15/45(1)	354	146,443

Total Asset-Backed Securities (identified cost $83,924,514)		$82,013,966

U.S. Treasury Obligations — 9.0%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 2.00%, 2/15/50	$740	$847,271

U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(10)	18,074	20,397,881

U.S. Treasury Note, 0.25%, 5/31/25	3,310	3,306,121

U.S. Treasury Note, 0.625%, 5/15/30	3,084	3,075,085

U.S. Treasury Note, 1.625%, 10/15/20	10,716	10,760,804

U.S. Treasury Note, 1.75%, 10/31/20	10,800	10,856,160

Total U.S. Treasury Obligations (identified cost $46,984,716)		$49,243,322

Taxable Municipal Securities — 2.1%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.3%

California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,481,580

		$1,481,580

Water and Sewer — 1.8%

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.094%, 9/1/30	$820	$837,638

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.184%, 9/1/31	650	663,397

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.264%, 9/1/32	585	597,420

Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 2.344%, 9/1/33	635	649,319

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	7,201,170

		$9,948,944

Total Taxable Municipal Securities (identified cost $10,870,000)		$11,430,524

Preferred Securities — 0.4%
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	31,055	$503,712

		$503,712

Real Estate Management & Development — 0.3%

Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$1,407,600

		$1,407,600

Total Preferred Securities (identified cost $2,777,107)		$1,911,312

Senior Floating-Rate Loans — 1.9%(11)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,231	$1,165,877

		$1,165,877

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 0.3%

Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$1,837	$1,809,775

		$1,809,775

Electronics / Electrical — 0.6%

Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$1,077	$1,056,510

Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	178	171,609

Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	1,017	989,769

MA FinanceCo., LLC, Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	78	73,019

Seattle Spinco, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	526	493,114

SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	286	277,181

		$3,061,202

Equipment Leasing — 0.1%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$631	$590,418

		$590,418

Health Care — 0.2%

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$830	$798,917

		$798,917

Insurance — 0.1%

Asurion, LLC, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$794	$769,896

		$769,896

Leisure Goods / Activities / Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$246	$235,271

		$235,271

Lodging and Casinos — 0.0%(12)

ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$143	$136,301

		$136,301

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$498	$470,526

Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	236,517

Ziggo Financing Partnership, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	947,500

		$1,654,543

Total Senior Floating-Rate Loans (identified cost $10,620,918)		$10,222,200

Short-Term Investments — 2.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.35%(13)	13,505,913	$13,505,913

Total Short-Term Investments (identified cost $13,505,913)		$13,505,913

Total Investments — 100.4% (identified cost $542,518,987)		$547,246,082

Other Assets, Less Liabilities — (0.4)%		$(2,008,783)

Net Assets — 100.0%		$545,237,299

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $162,963,973 or 29.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2020.

(6)	When-issued security.

(7)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Portfolio of Investments (Unaudited) — continued

(9)	Step coupon security. Interest rate represents the rate in effect at June 30, 2020.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	Amount is less than 0.05%.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	162	Long	9/30/20	$35,774,157	$8,167

U.S. Ultra-Long Treasury Bond	214	Long	9/21/20	46,685,438	106,673

U.S. Long Treasury Bond	(50)	Short	9/21/20	(8,928,125)	(23,514)

U.S. Ultra 10-Year Treasury Note	(174)	Short	9/21/20	(27,402,282)	(107,253)

					$(15,927)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2020

Unaffiliated investments, at value (identified cost, $529,013,074)	$533,740,169

Affiliated investment, at value (identified cost, $13,505,913)	13,505,913

Cash	32,463

Deposits for derivatives collateral — financial futures contracts	1,822,092

Interest receivable	3,064,712

Dividends receivable from affiliated investment	5,112

Receivable for investments sold	360,850

Receivable from affiliate	10,863

Total assets	$552,542,174

Liabilities

Payable for when-issued/delayed delivery/forward commitment securities	$6,825,882

Payable for variation margin on open financial futures contracts	151,238

Payable to affiliates:

Investment adviser fee	197,993

Trustees’ fees	7,360

Accrued expenses	122,402

Total liabilities	$7,304,875

Net Assets applicable to investors’ interest in Portfolio	$545,237,299

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2020

Interest (net of foreign taxes, $258)	$8,525,157

Dividends	59,601

Dividends from affiliated investment	60,984

Total investment income	$8,645,742

Expenses

Investment adviser fee	$1,252,668

Trustees’ fees and expenses	15,318

Custodian fee	79,631

Legal and accounting services	44,606

Miscellaneous	11,644

Total expenses	$1,403,867

Deduct —

Allocation of expenses to affiliate	$35,319

Total expense reductions	$35,319

Net expenses	$1,368,548

Net investment income	$7,277,194

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$7,262,418

Investment transactions — affiliated investment	116

Financial futures contracts	4,685,153

Net realized gain	$11,947,687

Change in unrealized appreciation (depreciation) —

Investments	$(5,642,971)

Investments — affiliated investment	(593)

Financial futures contracts	1,519,905

Net change in unrealized appreciation (depreciation)	$(4,123,659)

Net realized and unrealized gain	$7,824,028

Net increase in net assets from operations	$15,101,222

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

From operations —

Net investment income	$7,277,194	$15,453,942

Net realized gain	11,947,687	13,899,644

Net change in unrealized appreciation (depreciation)	(4,123,659)	17,032,056

Net increase in net assets from operations	$15,101,222	$46,385,642

Capital transactions —

Contributions	$49,607,933	$156,390,865

Withdrawals	(109,861,644)	(118,402,543)

Net increase (decrease) in net assets from capital transactions	$(60,253,711)	$37,988,322

Net increase (decrease) in net assets	$(45,152,489)	$84,373,964

Net Assets

At beginning of period	$590,389,788	$506,015,824

At end of period	$545,237,299	$590,389,788

24	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Financial Highlights

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2019	2018	2017	2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.49	%(3)	0.49%	0.49%	0.49%	0.50%		0.50%

Net investment income	2.61	%(3)	2.86%	2.98%	2.46%	2.01%		2.00%

Portfolio Turnover	37	%(4)(5)	89%	65%	123%	132	%(5)	159	%(5)

Total Return(2)	3.24	%(4)	9.28%	(0.50)%	4.48%	2.73%		0.04%

Net assets, end of period (000’s omitted)	$545,237		$590,390	$506,016	$479,364	$484,256		$342,684

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.02%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

(5)	Includes the effect of To Be Announced (TBA) transactions.

25	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2020, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 72.2% and 27.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

26

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2020, the Portfolio’s investment adviser fee amounted to $1,252,668 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $35,319 of the Portfolio’s operating expenses for the six months ended June 30, 2020. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

27

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$134,045,100	$113,792,082

U.S. Government and Agency Securities	66,180,673	141,600,685

	$200,225,773	$255,392,767

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$543,138,015

Gross unrealized appreciation	$18,012,270

Gross unrealized depreciation	(13,920,130)

Net unrealized appreciation	$4,092,140

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2020 is included in the Portfolio of Investments. At June 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$114,840	$(130,767)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

28

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$4,685,153	$1,519,905

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$90,504,000	$24,003,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.

7  Investments in Affiliated Funds

At June 30, 2020, the value of the Portfolio’s investment in affiliated funds was $13,505,913, which represents 2.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$22,272,569	$154,895,063	$(163,661,242)	$116	$(593)	$13,505,913	$60,984	13,505,913

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

29

Core Bond Portfolio

June 30, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$238,797,599	$—	$238,797,599

Agency Mortgage-Backed Securities	—	49,996,876	—	49,996,876

Collateralized Mortgage Obligations	—	44,163,392	—	44,163,392

Commercial Mortgage-Backed Securities	—	45,960,978	—	45,960,978

Asset-Backed Securities	—	82,013,966	—	82,013,966

U.S. Treasury Obligations	—	49,243,322	—	49,243,322

Taxable Municipal Securities	—	11,430,524	—	11,430,524

Preferred Securities	1,911,312	—	—	1,911,312

Senior Floating-Rate Loans	—	10,222,200	—	10,222,200

Short-Term Investments	—	13,505,913	—	13,505,913

Total Investments	$1,911,312	$545,334,770	$—	$547,246,082

Futures Contracts	$114,840	$—	$—	$114,840

Total	$2,026,152	$545,334,770	$—	$547,360,922

Liability Description

Futures Contracts	$(130,767)	$—	$—	$(130,767)

Total	$(130,767)	$—	$—	$(130,767)

9  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

30

Eaton Vance

Core Bond Fund

June 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

31

Eaton Vance

Core Bond Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other

32

Eaton Vance

Core Bond Fund

June 30, 2020

Board of Trustees’ Contract Approval — continued

services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was equal to its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Core Bond Fund

June 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

34

Eaton Vance

Core Bond Fund

June 30, 2020

Officers and Trustees

Officers of Eaton Vance Core Bond Fund and Core Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: August 24, 2020